Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases
8	Leases

The Group is engaged in multiple lease arrangements for vessels and containers, supporting its operating activities, as well as for buildings, vehicles, IT equipment and other tangible assets. Such lease arrangements (some of which include options for extension and / or purchase of the underlying asset) are characterized by large-scale, frequent and recurring engagements at common market terms.

(a)	Right-of-use-assets

		Containers and	Buildings, vehicles and other
	Vessels	equipment	tangible assets	Total
	US $ in millions
Balance as at January 1, 2023	3,967.3	380.0	58.0	4,405.3
Additions	2,432.4	1.0	19.5	2,452.9
Depreciation	(1,299.0)	(64.5)	(15.6)	(1,379.1)
Impairment	(1,417.3)	(21.1)	(43.0)	(1,481.4)
Other (*)	(70.1)	(11.9)	30.3	(51.7)
Balance as at December 31, 2023	3,613.3	283.5	49.2	3,946.0

		Containers and	Buildings, vehicles and other
	Vessels	equipment	tangible assets	Total
	US $ in millions
Balance as at January 1, 2022	2,720.2	458.6	47.6	3,226.4
Additions	2,184.6		22.5	2,207.1
Depreciation	(1,170.0)	(80.5)	(18.4)	(1,268.9)
Other (*)	232.5	1.9	6.3	240.7
Balance as at December 31, 2022	3,967.3	380.0	58.0	4,405.3

(*) Mainly modifications see also Note 5.

(b)	Maturity analysis of the Group's lease liabilities

	As at December 31
	2023	2022
	US $ in millions
Less than one year	1,644.7	1,380.8
One to five years	2,308.2	2,652.8
More than five years	935.9	125.9
Total	4,888.8	4,159.5
The Group’s lease liabilities are mostly denominated in USD, discounted by interest rates with weighted average of 8.1% (7.7% as at December 31, 2022).

(c)	Amounts recognized in profit or loss

	2023	2022
	US $ in millions
Interest expenses related to lease liabilities	370.0	206.0
Expenses relating to short-term leases:
Vessels	27.3	101.6
Containers	23.6	34.3

(d)	Amounts recognized in the statement of cash flows

	2023	2022
	US $ in millions

Cash outflow related to lease liabilities	2,063.0	1,564.1

(e)	For further details regarding the Company’s obligations in respect of commitment to future leases and other leases not accounted as a lease liability as of December 31, 2023, see Note 26.